Note 11 - Summary of Quarterly Results of Operations (Unaudited) - Quarterly Information (Details) - USD ($)	3 Months Ended												12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2020	Mar. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 42,203,066		$ 43,326,080		$ 53,432,029		$ 48,193,318		$ 142,102,324	$ 187,154,493
Gross profit (loss)	1,868,728	52,933	(782,650)	1,471,324	839,534		1,930,484		3,944,541		6,192,478
Net earnings (loss)	$ (3,018,842)	$ (881,003)	$ (1,544,137)	$ 194,772	$ (1,165,658)		$ 664,773		$ 2,000,916		$ 3,599,893		$ (5,249,210)	$ 5,099,924
Basic (in dollars per share)	$ (0.43)	$ (0.13)	$ (0.22)	$ 0.03	$ (0.17)	[1]	$ 0.09	[1]	$ 0.29	[1]	$ 0.51	[1]	$ (0.75)	$ 0.73
Diluted (in dollars per share)	$ (0.43)	$ (0.13)	$ (0.22)	$ 0.03	$ (0.17)	[1]	$ 0.09	[1]	$ 0.29	[1]	$ 0.51	[1]	$ (0.75)	$ 0.73

[1]	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.